UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

Investor Class (ABHYX)	November 30, 2025

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.60%

Fund Statistics
Net Assets	$569,365,183
Management Fees (dollars paid during the reporting period)	$1,345,015
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	401

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934804

SEMIANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

I Class (AYMIX)	November 30, 2025

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$21	0.40%

Fund Statistics
Net Assets	$569,365,183
Management Fees (dollars paid during the reporting period)	$1,345,015
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	401

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934663

SEMIANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

Y Class (AYMYX)	November 30, 2025

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.37%

Fund Statistics
Net Assets	$569,365,183
Management Fees (dollars paid during the reporting period)	$1,345,015
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	401

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934622

SEMIANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

A Class (AYMAX)	November 30, 2025

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.85%

Fund Statistics
Net Assets	$569,365,183
Management Fees (dollars paid during the reporting period)	$1,345,015
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	401

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934861

SEMIANNUAL SHAREHOLDER REPORT
High-Yield Municipal Fund

C Class (AYMCX)	November 30, 2025

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$82	1.60%

Fund Statistics
Net Assets	$569,365,183
Management Fees (dollars paid during the reporting period)	$1,345,015
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	401

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.7%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934879

SEMIANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

Investor Class (TWTIX)	November 30, 2025

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.46%

Fund Statistics
Net Assets	$3,757,306,568
Management Fees (dollars paid during the reporting period)	$5,027,310
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	1,562

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934507

SEMIANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

I Class (AXBIX)	November 30, 2025

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Fund Statistics
Net Assets	$3,757,306,568
Management Fees (dollars paid during the reporting period)	$5,027,310
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	1,562

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934846

SEMIANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

Y Class (ATBYX)	November 30, 2025

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$12	0.23%

Fund Statistics
Net Assets	$3,757,306,568
Management Fees (dollars paid during the reporting period)	$5,027,310
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	1,562

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934614

SEMIANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

A Class (TWWOX)	November 30, 2025

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.71%

Fund Statistics
Net Assets	$3,757,306,568
Management Fees (dollars paid during the reporting period)	$5,027,310
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	1,562

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934648

SEMIANNUAL SHAREHOLDER REPORT
Intermediate-Term Tax-Free Bond Fund

C Class (TWTCX)	November 30, 2025

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$75	1.46%

Fund Statistics
Net Assets	$3,757,306,568
Management Fees (dollars paid during the reporting period)	$5,027,310
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	1,562

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934630

SEMIANNUAL SHAREHOLDER REPORT
Tax-Free Money Market Fund

Investor Class (BNTXX)	November 30, 2025

This semi-annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$25	0.49%

Fund Statistics
Net Assets	$154,890,591
Management Fees (dollars paid during the reporting period)	$390,742
Total Number of Portfolio Holdings	96
7-Day Current Yield - Investor Class	2.40%
7-Day Effective Yield - Investor Class	2.43%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934408

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

November 30, 2025

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)
Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)
Tax-Free Money Market Fund
Investor Class (BNTXX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - High-Yield Municipal Fund
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.7%
Alabama — 2.9%
Black Belt Energy Gas District Rev., 5.00%, 5/1/32 (GA: BP PLC)	$2,500,000	$2,701,562
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	2,075,000	2,095,439
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,057,362
Black Belt Energy Gas District Rev., VRN, 0.00%, 3/1/55 (GA: BP PLC)	1,250,000	1,356,842
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,085,000	1,172,323
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	652,717
Jefferson Sewer County Rev., 5.25%, 10/1/49	2,000,000	2,080,342
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	330,000	308,391
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	2,500,000	2,691,921
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,400,000	2,552,702
		16,669,601
Arizona — 5.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	1,894,614
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,549,134
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,004,432
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	164,500
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	32,900
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	580,000	553,657
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,286,232
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,004,618
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	790,932
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,427,877
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,414,839
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	483,204
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,999,963
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	754,859
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,404,037
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,042,214
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,368,991
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	978,136
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(1)	2,000,000	1,802,557
Sierra Vista Industrial Development Authority Rev., (Wake Preparatory Academy), 5.25%, 6/15/35	1,200,000	1,231,985
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	605,518
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,100,188
		29,895,387
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,008,377
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	683,600
		2,691,977
California — 5.1%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,809,447

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(4)	$1,000,000	$192,169
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65	3,680,000	3,128,000
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	665,000	685,595
City & County of San Francisco Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	899,468
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,151,246
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	2,140,000	1,571,996
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,078,420
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	1,881,524
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	2,000,000	1,363,840
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,307,006
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,450,000	2,202,404
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	686,082
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	497,810
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	574,523
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,049,464
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,408,308
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,739,990
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,090,000	1,093,752
		29,321,044
Colorado — 4.8%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	958,790
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	809,912
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,020,047
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	423,261
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.50%, 12/1/55	3,325,000	3,538,251
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	242,964
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	615,000	654,558
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,283,000	2,290,973
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,625,000	1,632,169
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,016,785
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,196,951
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	1,500,000	1,579,636
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	527,618
Red Barn Metropolitan District GO, 5.50%, 12/1/55	940,000	948,341
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,192,025
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	502,689
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	977,198
State of Colorado COP, 6.00%, 12/15/38	810,000	953,022
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,563,462
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	423,000	434,794
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,335,923
Village Metropolitan District GO, 5.75%, 12/1/55	1,080,000	1,090,695
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	301,076
		27,191,140

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	$3,750,000	$3,542,533
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,664,352
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	900,000	908,890
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.75%, 10/1/32	1,000,000	1,031,227
		7,147,002
Delaware — 0.8%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,105,000	1,121,207
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	764,138
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,991,000	2,936,584
		4,821,929
District of Columbia — 0.7%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	743,348
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	3,254,308
		3,997,656
Florida — 9.0%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.75%, 10/1/30	1,000,000	1,001,523
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	250,046
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(1)	1,000,000	899,918
Capital Projects Finance Authority Rev., (PRG - UnionWest Properties LLC), 5.00%, 6/1/54(1)	250,000	235,396
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,138,942
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,359,932
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	1,922,307
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,577,152
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,215,000	1,234,509
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,285,000	1,300,004
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	2,220,000	2,242,436
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,352,464
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/35	1,000,000	1,071,453
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	465,000	489,962
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	2,000,000	2,122,288
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,081,273
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	667,930
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	686,224
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	653,011
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,500,000	1,592,303
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	2,000,000	2,011,359
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	938,007
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,006,591
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 5.75%, 11/1/47	1,720,000	1,723,521
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	960,000	1,033,050
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017), 5.50%, 5/1/35	2,500,000	2,547,284
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)	750,000	751,454
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016), 3.625%, 5/1/31	1,790,000	1,790,493

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II), 4.375%, 5/1/50	$2,410,000	$2,211,628
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019), 3.70%, 5/1/50	1,880,000	1,539,832
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	2,130,000	1,578,214
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	2,820,000	2,872,523
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	975,000	978,908
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.80%, 5/1/55(1)	500,000	480,682
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,055,000	1,061,088
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016), 4.125%, 5/1/37	1,995,000	1,996,051
		51,399,758
Georgia — 3.5%
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	807,703
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	2,500,000	2,537,373
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,108,852
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/54	1,250,000	1,050,843
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	2,020,000	1,926,272
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,120,996
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,874,437
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	500,000	538,398
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	3,000,000	3,267,153
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,500,000	1,648,001
		19,880,028
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,082,747
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,071,907
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,860,853
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	408,992
		6,424,499
Illinois — 6.4%
Chicago GO, 5.00%, 1/1/28	2,000,000	2,042,706
Chicago GO, 5.625%, 1/1/29	2,500,000	2,544,451
Chicago GO, 6.00%, 1/1/50	1,200,000	1,261,125
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,576,154
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,247,966
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	767,303
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AG)	1,000,000	1,039,016
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/36	1,415,000	1,609,897
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	516,093
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,500,000	1,498,318
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,438,331
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,000,314
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/49(1)	1,840,000	1,794,421
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	1,090,000	1,115,542
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	1,250,000	1,365,108
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,119,995
State of Illinois GO, 5.00%, 10/1/33	900,000	943,099

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
State of Illinois GO, 5.50%, 5/1/39	$985,000	$1,052,676
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,529,584
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,840,629
		36,302,728
Indiana — 0.7%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	250,552
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	250,000	271,469
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	250,000	260,286
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	880,000	881,567
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,200,877
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	930,000	961,452
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	195,000	201,155
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	99,401
		4,126,759
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,552,483
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,110,711
		4,663,194
Kansas — 0.3%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	885,103
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	831,544
		1,716,647
Kentucky — 1.0%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,336,111
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	4,000,000	4,263,349
		5,599,460
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Christwood Obligated Group), 5.25%, 11/15/53(1)	500,000	473,484
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	1,200,000	1,204,793
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,374,503
		3,052,780
Maryland — 1.2%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,502,636
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,203,467
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	1,447,000	1,474,012
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,881,051
		7,061,166
Massachusetts — 1.0%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	2,070,000	2,082,862
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	940,702
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	400,000	400,194
Town of Hudson GO, 5.00%, 6/11/26	2,000,000	2,012,393
		5,436,151
Michigan — 2.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,361,001
Detroit GO, 5.50%, 4/1/45	1,540,000	1,589,747
Detroit GO, 5.00%, 4/1/46	2,000,000	2,027,318
Detroit GO, 5.00%, 4/1/50	1,250,000	1,258,221
Detroit GO, 5.50%, 4/1/50	1,820,000	1,866,527
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30(5)	1,285,000	1,285,552

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	$1,580,000	$1,565,151
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	153,790
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AG)	750,000	842,511
		12,949,818
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,519,150
Mississippi — 0.7%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	960,000	898,518
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.90%, 12/1/25 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.90%, 12/1/25 (GA: Chevron Corp.)	900,000	900,000
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,895,000	1,962,898
		3,961,416
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,242,506
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	1,016,395
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,195,734
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	747,682	762,362
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,944,431
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,201,289
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	988,590
		14,351,307
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,261,968
Central Plains Energy Project Rev., VRN, 5.00%, 8/1/55 (GA: Royal Bank of Canada)	2,000,000	2,152,227
		7,414,195
Nevada — 3.0%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,125,000	1,125,789
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	295,000	295,195
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	535,000	535,536
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	304,917
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	815,000	815,434
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	775,000	659,666
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	500,000	526,670
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	465,000	466,561
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	1,000,147
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,307,891
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	535,000	532,526
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	640,000	636,499
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	530,000	510,883
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	870,000	812,287
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	5,000,000	818,761
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,539,859
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	675,000	671,338
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	250,039
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	232,037
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	283,347

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	$265,000	$265,044
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,874,199
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	500,566
		16,965,191
New Jersey — 2.3%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,048,686
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	683,568
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,002,348
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	455,789
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	530,000	559,885
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,115,663
		12,865,939
New Mexico — 1.2%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	500,955
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	450,997
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,176,487
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	975,000	975,000
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	973,125
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,610,542
		6,687,106
New York — 7.5%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,501,065
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/45	1,000,000	1,059,234
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,459,218
New York City GO, 5.25%, 5/1/42	1,000,000	1,073,983
New York City GO, 5.00%, 4/1/43	4,040,000	4,114,994
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	555,000	555,091
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	1,890,000	1,890,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	3,160,000	3,160,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.50%, 5/1/53	1,500,000	1,626,167
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	878,682
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,078,418
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,337,155
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.45%, 11/15/31	1,310,000	1,309,895
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.25%, 9/1/50 (GA: Casella Waste Systems, Inc.)(1)	500,000	503,853
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,712,933
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,887,032
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,767,487
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,632,539
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,750,000	1,780,376
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	490,342
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AG)	1,000,000	1,007,914
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,250,000	1,259,427
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,139,101
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	555,000	592,148
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AG)	500,000	545,374
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	321,653

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	$640,000	$593,488
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	422,922
		42,700,491
North Carolina — 0.5%
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,644,182
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	315,000	315,040
		2,959,222
Ohio — 4.5%
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	1,030,000	1,161,606
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	12,380,000	10,442,875
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,317,911
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,504,173
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	525,000	561,848
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,670,000	3,699,409
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	933,000	999,101
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,486,018
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,001,591
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,692,353
		25,866,885
Oklahoma — 0.1%
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	555,000	640,468
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	251,482
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	970,476
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,474,992
		2,696,950
Pennsylvania — 3.9%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AG)	1,000,000	1,099,969
Allentown Neighborhood Improvement Zone Development Authority Rev., 5.50%, 5/1/32(1)	1,000,000	1,081,834
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,033,519
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	1,892,248
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	726,167
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	309,000	310,784
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	680,000	671,389
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,504,462
Delaware River Port Authority Rev., 5.00%, 1/1/40	1,600,000	1,801,659
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,064,279
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,003,142
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,750,000	1,790,777
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,675,555
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AG)	1,600,000	1,628,641
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	698,000	720,950
Pennsylvania Turnpike Commission VRN, 5.00%, 12/1/45	1,140,000	1,294,310
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	75,000	74,580
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	921,199
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	941,935
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	891,205
		22,128,604

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Puerto Rico — 2.5%
Puerto Rico GO, 5.625%, 7/1/29	$402,071	$426,897
Puerto Rico GO, 5.75%, 7/1/31	390,528	430,200
Puerto Rico GO, 4.00%, 7/1/33	370,323	370,097
Puerto Rico GO, 4.00%, 7/1/35	332,871	330,662
Puerto Rico GO, 4.00%, 7/1/37	285,691	274,670
Puerto Rico GO, 4.00%, 7/1/41	388,431	359,183
Puerto Rico GO, 4.00%, 7/1/46	403,963	359,441
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	343,594
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,426,421	914,692
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,185,409	691,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,438,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,856,004
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,704,988
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	10,000,000	2,492,167
		13,993,031
South Carolina — 2.1%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,342,300
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	908,611
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,635,539
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	415,026
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,032,790
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,004,333
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	582,457
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	919,996
		11,841,052
Tennessee — 0.9%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,137,830
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	508,091
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,147,484
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	792,554
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	1,500,000	1,631,860
		5,217,819
Texas — 6.1%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	2,000,000	2,043,708
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)	450,000	442,509
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)	500,000	492,904
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,155,557
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	999,956
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,897,323
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	765,000	824,216
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,189,525
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	450,000	472,272
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,248,801
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,750,813

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Houston Airport System Rev., 5.25%, 7/1/48 (AG)	$2,500,000	$2,607,748
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/35(5)	2,000,000	2,177,313
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	570,000	616,964
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,583,907
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,426,765
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,500,000	1,559,387
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	375,000	376,084
New Hope Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.375%, 1/1/55	1,500,000	1,485,751
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	386,000	379,616
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.375%, 9/1/55(1)	750,000	743,138
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	918,832
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	750,548
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	475,000	469,486
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,261,926
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,737,976
		34,613,025
Utah — 1.1%
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	517,069
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	1,150,000	1,200,478
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	1,000,000	805,365
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,924,261
		6,447,173
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,661
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	3,390,000	2,085,722
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,849,509
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,019,727
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,235,877
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	830,098
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,204,672
		11,221,266
Washington — 0.9%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,107,879
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,097,125
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	155,000	154,881
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33(5)	1,785,000	1,788,830
		5,148,715
West Virginia — 1.4%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	440,000	465,354
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	875,000	922,229
Ohio County Tax Allocation, 5.25%, 6/1/53	600,000	604,957
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.50%, 6/1/54 (AG)(5)	2,000,000	2,135,723
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	600,000	609,413
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	3,250,000	3,497,756
		8,235,432

Schedule of Investments - High-Yield Municipal Fund

	Principal Amount	Value
Wisconsin — 5.2%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/54	$5,000,000	$4,764,774
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	921,931
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.50%, 6/1/55	600,000	612,686
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,342,210
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,035,488
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	782,585
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/55	1,000,000	1,027,222
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/55	500,000	514,216
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	477,909
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	408,904
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.50%, 7/15/53(1)	1,000,000	856,813
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,552,723
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	855,000	895,298
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	54,525
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	883,370
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,574,562
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,500,000	2,595,107
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	844,521
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	906,872
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	846,210
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,124,189
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,246,980
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,524,455
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	203,496
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	856,537
		29,853,583
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $594,825,582)		567,676,744
OTHER ASSETS AND LIABILITIES — 0.3%		1,688,439
TOTAL NET ASSETS — 100.0%		$569,365,183

Schedule of Investments - High-Yield Municipal Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,765,823, which represented 22.8% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
As of period end, the fund’s investment securities were classified as Level 2.

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(51,112)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(1,158)

See Notes to Financial Statements.

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.4%
Alabama — 4.3%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,599,259
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,876,136
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,993,212
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,713,991
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,097,552
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,657,898
Black Belt Energy Gas District Rev., VRN, 0.00%, 3/1/55 (GA: BP PLC)	13,845,000	15,028,378
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	5,005,000	5,407,813
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,150,137
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,221,735
Jefferson County Rev., (County of Jefferson AL Sales & Use Tax), 5.00%, 9/15/35	1,000,000	1,024,101
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,296,639
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,114,595
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,526,328
Jefferson County Sewer Rev., 5.25%, 10/1/40	11,095,000	12,187,038
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,540,630
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,164,391
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	20,000,000	21,535,370
Southeast Energy Authority A Cooperative District Rev., 5.00%, 9/1/35 (GA: New York Life Insurance Co.)	1,000,000	1,096,840
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,374,786
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,460,375
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,518,183
		162,585,387
Arizona — 4.0%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.08%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,445,000	7,294,082
Arizona Health Facilities Authority Rev., VRN, 3.04%, (MUNIPSA plus 0.25%), 1/1/46	3,110,000	3,091,564
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	115,000	115,521
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	175,000	174,578
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	602,479
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	801,326
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,579,985
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,787,999
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)(2)(3)	5,000,000	117,500
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	870,000	867,941
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	661,875
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	664,690
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	318,487
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	317,838
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	255,942
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	505,627
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	365,000	342,645
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	218,271
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	541,916
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	2,500,000	2,716,894
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,393,059

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	$5,000,000	$5,656,265
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	201,239
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	304,976
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	220,648
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	718,005
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	716,251
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	306,267
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,011,116
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,250,440
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,199,131
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,283,660
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	10,997,683
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	2,949,729
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	884,705
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	5,058,975
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,370,256
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	809,714
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,645,153
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,518,338
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	182,904
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,848,287
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	393,744
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	294,392
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,674,163
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	476,515
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,763,358
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,646,851
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	955,000	960,396
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,087,580
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,888,579
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,384,272
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,349,542
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,109,365
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,131,181
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	580,320

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AG)	$1,725,000	$1,877,593
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AG)	1,000,000	1,078,600
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	9,252,672
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,925,558
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,805,968
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,895,447
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	12,911,286
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	2,125,000	2,177,745
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(1)	2,000,000	1,889,919
		149,059,007
Arkansas — 0.1%
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	2,011,646
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	2,003,490
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	986,365
		5,001,501
California — 2.4%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,164,830
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,665,000	1,716,566
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	285,000	285,031
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,079,979
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,008,775
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	485,000	484,540
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,360,259
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,289,950
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(4)	2,530,000	2,291,232
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	1,800,000	1,322,239
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	1,400,000	954,688
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	433,721
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	19,815,000	18,908,327
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,241,942
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,463,788
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,191,382
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	1,670,000	1,471,333
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,029,397
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,300,534
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,000,885
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,095,693
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,747,174
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,324,387
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,423,812
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	1,987,855
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,228,675
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,048,918
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	2,821,873

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	$11,000,000	$11,628,595
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	1,220,000	1,274,806
		88,581,186
Colorado — 4.7%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,311,247
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,166,372
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AG)	425,000	472,583
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AG)	1,000,000	1,109,018
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AG)	765,000	823,262
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	5,000,000	4,702,982
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	791,281
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	324,417
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	782,017
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	653,708
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	305,697
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	447,054
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	355,233
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	666,061
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	965,472
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,191,669
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,447,916
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,198,458
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	740,653
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,620,858
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	624,968
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,205,147
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	543,510
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,561,320
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	12,475,000	11,741,485
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,869,681
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	2,455,000	2,674,591
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,534,491
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,481,414
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,819,254
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,186,825
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,087,952
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,922,013
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,514,593
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	4,000,000	4,448,039
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	392,458
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	408,301
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,279
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,213,491
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	613,570
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/36	515,000	554,436
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/37	405,000	432,090
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/38	415,000	438,815

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/39	$400,000	$419,954
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/40	365,000	379,931
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,636,315
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	508,140
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	268,799
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	268,198
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	534,918
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,034,159
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,511,801
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,619,814
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AG)	500,000	525,639
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AG)	500,000	510,518
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AG)	1,000,000	1,041,165
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AG)	750,000	795,743
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AG)	4,000,000	3,762,385
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	438,382
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	463,453
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	569,924
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	541,121
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	683,761
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	535,592
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	611,382
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	657,895
Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,066,672
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,323,066
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,296,163
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,678,200
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,307,401
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,541,114
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,615,233
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,774,244
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,859,245
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AG)	600,000	612,741
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AG)	670,000	713,646
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	400,000	433,910
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	735,000	797,310
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	300,000	331,321
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	755,000	833,826
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	300,000	336,504
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	935,000	1,048,770
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AG)	500,000	567,744

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AG)	$425,000	$480,580
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AG)	325,000	366,406
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AG)	250,000	277,841
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	275,000	303,375
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AG)	300,000	328,373
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AG)	1,100,000	1,189,737
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/41 (AG)	1,000,000	1,072,670
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/42 (AG)	1,200,000	1,276,050
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,160,760
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,072,942
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	23,750,000	26,030,297
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AG)	115,000	124,115
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AG)	350,000	376,318
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AG)	265,000	284,289
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AG)	250,000	267,362
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AG)	280,000	298,739
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,306,078
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,801,130
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AG)	500,000	540,485
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AG)	135,000	137,830
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AG)	130,000	132,717
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AG)	210,000	222,064
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AG)	125,000	127,611
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AG)	215,000	231,284
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AG)	125,000	127,611
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AG)	215,000	232,097
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AG)	125,000	127,607
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AG)	230,000	248,173
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AG)	135,000	137,816
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AG)	500,000	537,993
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AG)	160,000	163,321
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AG)	505,000	541,608
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AG)	285,000	304,883
		174,886,942
Connecticut — 1.9%
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,595,735
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,067,300
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,049,767
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	674,817
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,804,912
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,051,846
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,540,462
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,032,321
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,062,461

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	$1,000,000	$1,030,821
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,028,950
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,011,852
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	293,826
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,097,683
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	410,000	410,064
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,327,419
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	619,088
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	516,016
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,133,934
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	359,908
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,508,874
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	5,000,000	5,685,030
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,111,539
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	6,000,000	6,084,724
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,392,969
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,388,402
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,707,770
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,982,932
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,124,289
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,116,700
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	1,320,000	1,322,282
		73,134,693
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	466,225
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	635,407
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	803,627
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	3,880,000	3,936,907
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(1)	970,000	982,256
		6,824,422
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,728,184
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,815,923
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,580,378
		26,124,485
Florida — 7.8%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	1,165,000	1,166,826
Broward County Port Facilities Rev., 5.00%, 9/1/31	2,460,000	2,680,590
Broward County Port Facilities Rev., 5.00%, 9/1/32	835,000	918,408
Broward County Port Facilities Rev., 5.00%, 9/1/33	1,000,000	1,110,969
Broward County Port Facilities Rev., 5.00%, 9/1/34	1,500,000	1,677,192
Broward County Port Facilities Rev., 5.00%, 9/1/35	1,500,000	1,681,753
Broward County Port Facilities Rev., 5.00%, 9/1/36	1,250,000	1,383,820
Broward County Port Facilities Rev., 5.00%, 9/1/37	1,650,000	1,811,534
Broward County Port Facilities Rev., 5.00%, 9/1/38	2,090,000	2,274,611
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,773,908
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	506,180

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	$255,000	$265,387
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,053,740
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	533,410
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	532,417
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	530,551
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	528,332
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	978,247
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	704,316
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	784,300
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	867,985
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	951,942
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,044,539
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,129,695
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,429,983
Central Florida Expressway Authority Rev., 5.00%, 7/1/38	5,000,000	5,704,646
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AG)	1,250,000	1,380,201
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	2,955,000	3,189,350
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,485,526
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,521,693
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(1)	300,000	314,644
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(1)	225,000	232,989
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(1)	470,000	457,230
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(1)	1,050,000	1,007,527
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,981,226
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	6,000,000	6,068,624
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,203,048
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	2,725,000	2,723,892
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.20%, 11/15/30(1)	9,000,000	9,051,865
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	417,330
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	625,995
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	426,322
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	692,773
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	887,294
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,109,118
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,828,561
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,171
Fort Myers Rev., 4.00%, 12/1/31	650,000	650,682
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,765,510
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,500,460
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,475,000	8,776,237
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28(5)	2,480,000	2,481,281
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	1,535,000	1,617,401
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,793,778
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,245,872
Lee County Housing Finance Authority Rev., (Lofts on Lemon II LLC), 5.25%, 4/1/44 (FNMA)	2,500,000	2,684,637
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,933,136
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	567,554
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	601,088

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/41 (AG)	$1,220,000	$1,318,007
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/42 (AG)	2,500,000	2,673,598
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	6,500,000	6,846,030
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	5,000,000	5,307,678
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,531,238
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	4,001,506
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,257,518
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,243,118
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/33 (AG)	1,700,000	1,936,034
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/38 (AG)	1,250,000	1,397,092
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/39 (AG)	1,350,000	1,497,235
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/40 (AG)	1,240,000	1,356,094
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	518,121
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,059,445
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	761,431
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,610,988
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	766,157
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/43 (AG)	1,250,000	1,344,541
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/44 (AG)	1,000,000	1,067,123
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	851,032
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	625,983
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	548,960
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,478,182
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	271,496
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,060,816
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(4)	1,200,000	798,999
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(4)	3,000,000	1,903,844
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(4)	1,500,000	856,997
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(4)	1,800,000	972,806
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(4)	2,865,000	1,263,409
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,175,155
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AG)	500,000	520,292
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AG)	600,000	637,683
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AG)	500,000	542,384
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AG)	550,000	608,821
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AG)	1,075,000	1,228,509
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	4,000,000	4,079,386
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	580,000	591,708
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,523,494
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,014,814
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,356,563
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	998,779
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,884,993
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,327,301

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	$4,420,000	$4,791,967
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.00%, 3/1/40 (AG)	1,500,000	1,628,612
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/41 (AG)	1,250,000	1,373,152
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/42 (AG)	1,085,000	1,180,747
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,262,395
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	9,063,475
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,083,646
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,160,034
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,457,061
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,158,477
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(1)	900,000	901,728
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AG)	880,000	950,907
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AG)	810,000	908,155
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AG)	480,000	535,774
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AG)	1,130,000	1,237,646
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	1,235,000	1,239,929
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,765,000	1,774,710
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(1)	1,675,000	1,619,269
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(1)	2,225,000	2,080,244
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(1)	2,390,000	2,117,840
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 1.80%, 5/1/26	135,000	134,138
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	975,000	933,032
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	885,450
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	1,460,000	1,220,587
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,350,000	3,223,112
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	760,000	749,611
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,050,000	2,972,389
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,230,000	1,146,593
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,160,000	5,394,257
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,750,000	3,873,414
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(1)	975,000	1,009,015
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(1)	740,000	765,175
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(1)	490,000	497,561
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(1)	995,000	990,253

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(1)	$750,000	$726,134
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 3.55%, 5/1/30	900,000	900,413
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.50%, 5/1/40	1,000,000	1,011,339
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,037,886
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,245,398
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,080,777
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,130,254
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/39	2,150,000	2,393,773
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/40	4,500,000	4,963,144
		294,823,129
Georgia — 3.7%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,752,288
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	1,041,418
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,694,082
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,298,203
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	6,500,000	6,541,820
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,826,303
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,686,866
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	5,022,121
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,866,158
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,097,414
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,386,341
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	4,355,000	4,459,103
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,151,840
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,041,695
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,913,220
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup, Inc.)	20,200,000	20,334,102
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,603,374
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,215,000	3,411,095
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,366,546
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,914,454
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	11,054,636
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	2,500,000	2,691,990
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,089,051
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	10,000,000	10,986,673
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,165,793
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,267,073
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,222,406
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,422,658
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,781,261
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,036,128
		137,126,112
Guam — 0.2%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/42	1,000,000	1,070,743
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/44	1,000,000	1,073,016
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/45	1,000,000	1,068,241
Territory of Guam Rev., 5.00%, 1/1/30	850,000	910,623

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Territory of Guam Rev., 5.00%, 1/1/31	$875,000	$950,318
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,374,212
		6,447,153
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,130,310
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41	2,500,000	2,746,100
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42	1,000,000	1,086,098
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43	1,000,000	1,075,258
		6,037,766
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	3,050,860
Illinois — 7.8%
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,003,551
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AG)	1,000,000	1,001,819
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,366,591
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,849,853
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,462,314
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	999,992
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	560,399
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,292,062
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	924,611
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,106,979
Chicago GO, 5.00%, 1/1/30	6,600,000	6,874,198
Chicago GO, 4.00%, 1/1/35	3,000,000	2,886,071
Chicago GO, 5.25%, 1/1/38	5,000,000	5,188,179
Chicago GO, 6.00%, 1/1/38	5,000,000	5,099,757
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	6,705,000	7,009,717
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	8,295,000	8,691,291
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	1,250,000	1,305,356
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	2,250,000	2,349,641
Chicago Board of Education GO, 5.00%, 12/1/32 (AG)	1,000,000	1,039,442
Chicago Board of Education GO, 5.00%, 12/1/33 (AG)	1,450,000	1,501,785
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,271,859
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,398,750
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,370,904
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,150,927
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,402,513
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,409,689
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,320,883
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,860,957
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,116,982
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,319,697
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,498,991
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AG)	6,000,000	6,716,892
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,889,772
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,140,269
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,122,048
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,036,329

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Chicago Waterworks Rev., 5.00%, 11/1/27	$2,250,000	$2,292,806
Chicago Waterworks Rev., 5.00%, 11/1/31 (AG)	1,650,000	1,845,589
Chicago Waterworks Rev., 5.00%, 11/1/32 (AG)	1,570,000	1,624,891
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,088,283
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	911,010
Cook County GO, 5.00%, 11/15/29	3,270,000	3,329,819
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,173,620
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,205,210
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,103,678
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,725,274
Decatur GO, 5.00%, 3/1/30 (AG)	1,330,000	1,336,573
Decatur GO, 5.00%, 3/1/31 (AG)	1,395,000	1,401,823
Decatur GO, 5.00%, 3/1/33 (AG)	1,545,000	1,551,972
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	354,234
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	408,002
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	775,889
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/27, Prerefunded at 100% of Par(6)	6,060,000	6,173,110
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	1,540,000	1,544,012
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/43 (GA: Centerpoint Properties TR)(1)	5,000,000	4,994,392
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	500,000	516,093
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	1,165,000	1,202,496
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	5,000,000	5,160,925
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,006,828
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,945,168
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,101,807
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	509,062
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	320,466
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	508,839
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	579,493
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	979,455
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,517,769
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(1)	1,350,000	1,422,379
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(1)	800,000	794,264
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	332,388
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	704,978
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	751,689
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/30	3,000,000	3,224,339
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/32	3,500,000	3,911,228
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30	1,000,000	1,105,708
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31	2,000,000	2,232,849
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32	1,000,000	1,135,449
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33	1,000,000	1,150,992
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,028,836
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	1,500,000	1,767,011
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,884,224
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	4,230,000	4,664,665
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/35 (AG)	4,615,000	5,382,588
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,044,898
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,045,518
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	6,410,000	6,418,361
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,616,052

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	$1,670,000	$1,811,420
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/43 (BAM)(5)	1,000,000	1,067,878
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/44 (BAM)(5)	1,000,000	1,056,360
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/45 (BAM)(5)	2,000,000	2,097,647
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,767,278
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(4)	4,000,000	2,624,096
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AG-CR)(4)	1,245,000	636,570
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,498,766
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,105,156
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,816,606
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,730,216
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,578,394
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,679,971
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,680,284
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,200,563
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,576,343
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,095,653
State of Illinois GO, 5.25%, 5/1/43	2,000,000	2,132,404
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,327,147
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,620,058
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,150,582
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,901,420
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	544,971
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,075,968
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26Prerefunded at 100% of Par (AG)(6)	55,000	55,109
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AG)	2,760,000	2,764,423
		293,943,357
Indiana — 1.3%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	349,456
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	447,208
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	841,552
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	872,650
Indiana Finance Authority Rev., (Duke Energy Indiana LLC), VRDN, 2.75%, 12/1/25 (LOC: Sumitomo Mitsui Banking Corp.)	3,635,000	3,635,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,891,920
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,006,378
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,036,615
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,056,767
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	774,980
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,056,115
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,374,870
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,256,902
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,418,451
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,814,548
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	3,555,000	3,798,684
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/27	1,120,000	1,121,801
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/28	2,005,000	2,008,027
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/29	2,500,000	2,503,437
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,532,974

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	$1,560,000	$1,693,963
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,624,182
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,222,534
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,454,709
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,415,215
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,237,238
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,289,048
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,866,452
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	800,000	801,411
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	3,100,000	3,204,841
		47,607,928
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,911,348
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,454,726
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.36%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,921,731
		14,287,805
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AG)	1,415,000	1,485,004
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AG)	1,485,000	1,549,389
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AG)	1,180,000	1,225,600
Garden City Rev., (City of Garden City KS STAR Bond District), 4.00%, 6/1/29(1)	700,000	693,886
Garden City Rev., (City of Garden City KS STAR Bond District), 4.25%, 6/1/33(1)	1,000,000	996,439
Manhattan Rev., (Meadowlark Hills Retirement Community Obligated Group), 3.75%, 6/1/31(5)	1,000,000	1,000,462
		6,950,780
Kentucky — 1.0%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	961,351
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	583,969
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	501,010
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	464,850
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	377,179
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	732,719
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	395,000	395,975
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,668,050
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	13,024,219
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	5,000,000	5,329,187
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,106,050
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,837,461
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AG)	1,100,000	1,117,869
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AG)	2,000,000	2,035,063
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AG)	2,245,000	2,283,424
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AG)	1,500,000	1,523,186
		36,941,562
Louisiana — 1.0%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/43 (AG)	1,500,000	1,597,156
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/44 (AG)	1,905,000	2,010,618
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	548,057
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,771,148
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,665,188

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	$1,250,000	$1,368,479
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,085,254
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,788,247
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,911,791
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AG)	500,000	509,077
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AG)	800,000	846,757
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AG)	350,000	370,789
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AG)	1,100,000	1,162,868
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AG)	1,200,000	1,264,013
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AG)	1,200,000	1,258,717
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,962,110
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,657,496
		37,777,765
Maryland — 1.1%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	500,000	500,235
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,507,714
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,395,444
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	565,000	565,740
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,513,457
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,627,266
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	6,500,000	6,440,366
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AG)	375,000	377,385
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AG)	1,230,000	1,239,591
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	517,835
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,061,842
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	476,070
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	586,895
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,082,941
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,941,897
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,316,513
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,171,725
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,166,553
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,200,202
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	478,292
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	458,401
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	176,397
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,546
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,734
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,624
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	255,133
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	305,982
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	331,063
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,797,166

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	$3,585,000	$3,623,516
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,520,029
		43,069,554
Massachusetts — 2.1%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,651,845
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,663,758
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,209,913
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,827,722
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/43	5,000,000	5,484,564
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	426,177
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,124,618
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,405,772
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,277,787
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,108,116
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,756,364
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,289,642
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,156,637
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(1)	1,000,000	992,682
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,237,553
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,146,971
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	2,000,000	2,000,968
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(6)	170,000	180,542
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(6)	300,000	325,482
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	245,000	271,442
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	275,000	304,680
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	300,000	332,378
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	315,000	348,997
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(6)	325,000	360,076
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	350,000	387,775
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	400,000	443,171
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	465,000	515,186
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,869,741
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(1)	1,000,000	993,500
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,975,973
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	1,070,000	1,275,661
		80,345,693
Michigan — 2.6%
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,063,541
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,520,615
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,158,012
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,578,121
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,675,825

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	$1,825,000	$1,845,463
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,988,955
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,845,993
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,464,938
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,582,985
Detroit GO, 5.00%, 4/1/32	1,275,000	1,386,019
Detroit GO, 5.00%, 4/1/35	1,000,000	1,031,479
Detroit GO, 5.00%, 4/1/36	3,215,000	3,436,037
Detroit GO, 5.00%, 4/1/37	1,750,000	1,796,284
Detroit GO, 5.00%, 4/1/38	1,950,000	2,060,717
Detroit GO, 4.00%, 4/1/41	1,100,000	1,047,546
Detroit GO, 4.00%, 4/1/42	525,000	490,067
Detroit GO, 6.00%, 5/1/43	250,000	276,343
Detroit GO, 5.00%, 4/1/46	1,745,000	1,768,835
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,450,156
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	554,131
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,491,393
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,628,866
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,434,325
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,271,852
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,833,779
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30(5)	6,430,000	6,432,762
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	1,955,000	2,268,299
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/38	1,000,000	1,136,292
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,548,458
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,330,590
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,107,079
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AG), (Q-SBLF)	1,480,000	1,489,204
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AG), (Q-SBLF)	1,630,000	1,639,190
Livonia Public Schools GO, 5.00%, 5/1/33 (AG)	400,000	459,010
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,106,257
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,912,877
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,564,166
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	2,040,902
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,207,573
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	6,071,971
Port Huron Area School District GO, 4.00%, 5/1/30 (AG)	1,080,000	1,084,598
Port Huron Area School District GO, 4.00%, 5/1/31 (AG)	2,005,000	2,012,505
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,759,860
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AG)	1,750,000	1,967,505
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AG)	600,000	683,181
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AG)	1,250,000	1,415,200
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,476,088
		98,395,844
Minnesota — 0.1%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,039,720
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,033,133

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	$350,000	$365,650
		2,438,503
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	3,840,000	3,594,070
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.90%, 12/1/25 (GA: Chevron Corp.)	585,000	585,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.90%, 12/1/25 (GA: Chevron Corp.)	3,450,000	3,450,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AG)	4,250,000	4,319,805
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,685,000	4,852,864
		16,801,739
Missouri — 1.2%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	809,170
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,129,267
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,388,809
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,285,914
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,107,610
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,107,479
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,029,960
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,328,905
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	480,000	480,991
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	716,558
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,004,598
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,762,226
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,242,695
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,352,340
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	947,778
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	262,468
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	524,646
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	550,857
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	497,097
Phelps County Rev., (Phelps County Regional Medical Center), 5.00%, 12/1/40	1,000,000	1,067,574
Phelps County Rev., (Phelps County Regional Medical Center), 5.75%, 12/1/45	2,700,000	2,930,030
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,489,183	3,557,690
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	504,476
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	985,994
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,456
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,047,577
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,000,000	999,929
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,092,392
		43,364,486
Nebraska — 1.6%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,616,271
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,733,512
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,651,362

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Nebraska Public Power District Rev., 5.00%, 7/1/28	$2,750,000	$2,882,631
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,069,824
		61,953,600
Nevada — 1.3%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	753,746
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	782,665
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,270,000	1,322,641
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,840,000	1,930,941
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,396,538
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,148,625
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,153,911
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,138,208
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,130,654
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	741,293
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	700,000	792,654
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,123,659
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	890,799
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	888,844
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	425,000	388,092
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	945,000	807,199
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	900,000	807,757
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	387,548
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	920,000	923,614
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	455,000	432,403
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	500,000	442,792
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	935,000	945,857
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	640,000	498,492
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,340,000	2,449,603
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,405,000	994,307
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	403,564
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	531,073
Las Vegas Special Improvement District No. 819 Special Assessment, 5.00%, 6/1/40	325,000	328,419
Las Vegas Special Improvement District No. 819 Special Assessment, 5.25%, 6/1/45	325,000	325,104
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,582,533
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,067,376
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,050,396
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	998,742
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	1,765,000	1,765,290
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,929,809
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,576,510
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,244,854
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,025,473
		48,101,985

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	$860,000	$953,119
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	731,833
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	877,598
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,448,677
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,159,918
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,477,449
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,339,721	13,581,639
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,148,583
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,006,258
		23,385,074
New Jersey — 3.7%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AG)	1,000,000	1,010,381
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AG)	1,100,000	1,131,882
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,089,334
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,176,515
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,018,100
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,123,832
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,107,836
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,490,783
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,203,069
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,753,879
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,751,822
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(6)	1,500,000	1,519,893
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(6)	1,500,000	1,519,893
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,510,000	1,595,143
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,019,501
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,020,338
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(6)	3,500,000	3,764,712
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,958,535
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,515,194
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,219,642
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,431,626
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,107,369
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,858,127
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,173,708
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,064,563
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,640,000	1,768,529
New Jersey Turnpike Authority Rev., 5.00%, 1/1/45	1,500,000	1,610,506
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,031,458
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,363,694
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,672,570
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,057,289
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,073,879
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,152,356

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	$4,650,000	$4,868,264
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,737,396
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,127,900
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,195,175
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,024,046
		140,308,739
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	340,000	343,787
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	408,094
New Mexico Finance Authority Rev., 5.00%, 6/1/28	310,000	310,600
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	803,174
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	2,860,000	2,860,000
		4,725,655
New York — 9.4%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,789,218
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	5,962,685
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	9,967,235
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,591,479
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,876,144
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	923,251
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,681,722
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,577,898
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,192,007
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,450,274
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,570,073
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,051,505
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,413,275
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	857,230
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,215,334
New York City GO, 5.00%, 8/1/35	5,900,000	6,693,296
New York City GO, 5.00%, 8/1/37	5,520,000	6,171,836
New York City GO, 5.25%, 10/1/39	2,000,000	2,213,777
New York City GO, 5.00%, 2/1/40	3,400,000	3,771,819
New York City GO, 5.25%, 10/1/40	3,000,000	3,290,337
New York City GO, 4.00%, 9/1/46	4,960,000	4,666,463
New York City GO, 4.00%, 3/1/47	5,000,000	4,640,171
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,024,621
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,874,343
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,570,613
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,546,461
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,781,974
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	9,145,000	8,908,337
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,387,362
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	410,000	410,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	1,470,000	1,470,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	6,155,000	6,711,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,703,460
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/36	1,740,000	1,975,114
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	390,380

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	$7,500,000	$7,663,639
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,209,766
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,170,667
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,354,457
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	10,990,815
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/41	5,000,000	5,532,532
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,745,043
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,495,962
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AG)	1,000,000	1,158,529
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AG)	400,000	459,272
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AG)	475,000	541,695
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AG)	700,000	804,172
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,318,053
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,674,309
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.05%, 11/15/30	2,625,000	2,625,385
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,709,511
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,779,604
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,872,112
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,160,434
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	11,645,000	11,722,267
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,702,978
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,629,892
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,271,866
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,369,028
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,031,991
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	5,000,000	5,561,443
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,633,376
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	5,355,000	5,827,930
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,368,889
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,505,017
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,762,550
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	3,280,000	3,149,358
State of New York GO, 5.00%, 3/15/40	1,675,000	1,874,275
State of New York GO, 5.00%, 3/15/41	1,750,000	1,939,047
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,694
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,978
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,180
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	616,639
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	833,271
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,639,759
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,383,522
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,354,894
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,076,499
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,446,238
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,464,531
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,581,401
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,599,521
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,145,440
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AG)	2,000,000	2,236,027

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AG)	$2,000,000	$2,249,817
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AG)	1,500,000	1,705,042
		352,011,611
North Carolina — 1.8%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,274,718
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,440,809
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,048,245
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,605,703
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,434,746
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	1,275,000	1,275,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	1,825,000	1,825,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,009,497
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	3,500,000	3,513,645
Greenville Utilities Commission Rev., 5.00%, 9/1/43	2,170,000	2,372,164
Greenville Utilities Commission Rev., 5.00%, 9/1/44	3,230,000	3,494,792
Nash Health Care Systems Rev., 5.00%, 2/1/32	2,500,000	2,769,824
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,854,106
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,050,132
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	947,552
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,090,138
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,024,260
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	586,755
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,818,083
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,038,221
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,113,075
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,152,633
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,264,793
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	872,334
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	525,138
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,052,705
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AG)	2,570,000	2,725,078
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,019,847
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,526,563
		66,725,556
Ohio — 2.4%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,098,616
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,208,226
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,258,976
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,309,065
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,417,797
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	1,380,000	1,472,571
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,530,517
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,586,633
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,650,000
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,594,386
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,055,000	3,236,436
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	3,145,000	3,310,393

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	$6,505,000	$6,800,455
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,250,830
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,822,733
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	465,000	472,657
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,663,094
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	2,167,127
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,005,914
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,630,550
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,777,013
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44(5)	7,565,000	7,564,903
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,592,000	3,846,484
Hamilton Sewer System Rev., 5.00%, 12/1/25	2,250,000	2,250,000
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,047,654
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,178,469
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	538,976
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,069,089
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,060,778
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	402,025
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	462,708
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	808,046
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	747,201
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	848,578
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,616,690
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,663,376
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,262,186
State of Ohio Rev., 5.00%, 12/15/33	700,000	775,245
State of Ohio Rev., 5.00%, 12/15/34	1,000,000	1,104,938
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,376,709
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	441,215
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	388,616
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	485,119
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,517,844
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,934,570
		89,655,408
Oklahoma — 0.4%
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/31	1,125,000	1,250,857
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/32	750,000	845,045
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/33	1,000,000	1,138,537
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/34	1,000,000	1,133,607
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/35	500,000	563,295
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	1,210,000	1,349,292
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	1,380,000	1,535,511
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,260,143
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	942,077
		14,018,364
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	502,964
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	501,095

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	$3,900,000	$3,651,489
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(4)	10,000,000	6,680,762
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,348,521
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(4)	1,000,000	823,059
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(4)	1,000,000	792,762
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(4)	1,000,000	762,364
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	847,373
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	558,987
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	564,734
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,289,797
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	534,334
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	532,522
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	531,653
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	839,216
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(4)	6,500,000	3,256,106
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(4)	5,000,000	2,347,502
		29,365,240
Pennsylvania — 4.2%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,036,815
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,232,857
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,004,667
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	601,363
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,207,995
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AG)	2,750,000	2,760,924
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,629,813
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,637,245
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,355,841
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	2,765,000	2,888,377
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	11,150,000	11,058,551
Delaware River Port Authority Rev., 5.00%, 1/1/39	6,000,000	6,812,966
Delaware River Port Authority Rev., 5.00%, 1/1/40	2,100,000	2,364,677
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,038,012
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,549,412
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,319,957
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29	1,355,000	1,447,260
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30	1,060,000	1,150,031
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31	1,110,000	1,220,607
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32	1,545,000	1,712,702
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33	1,610,000	1,796,410
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34	1,265,000	1,421,041
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35	465,000	523,501
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AG)	1,000,000	1,000,882
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	8,186,406
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	541,341
Pennsylvania COP, 5.00%, 7/1/29	600,000	627,555
Pennsylvania COP, 5.00%, 7/1/30	750,000	784,583

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Pennsylvania COP, 5.00%, 7/1/31	$850,000	$888,719
Pennsylvania COP, 5.00%, 7/1/35	450,000	468,044
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,269,000	2,343,605
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,177,082
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,272,501
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	563,022
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	587,161
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,105,956
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,018,507
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AG)	1,465,000	1,513,604
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AG)	2,960,000	3,058,939
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AG)	1,610,000	1,662,784
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AG)	1,800,000	1,856,939
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,147,983
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AG)	2,000,000	2,220,728
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AG)	1,000,000	1,099,067
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AG)	1,325,000	1,441,275
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AG)	1,280,000	1,478,683
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AG)	1,500,000	1,721,319
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,583,246
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,696,758
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,039,153
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,864,828
Reading School District GO, 5.00%, 3/1/28 (AG), (ST AID WITHHLDG)	1,025,000	1,053,020
Reading School District GO, 5.00%, 3/1/37 (AG), (ST AID WITHHLDG)	1,500,000	1,527,720
Reading School District GO, 5.00%, 3/1/38 (AG), (ST AID WITHHLDG)	1,500,000	1,526,459
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,238,049
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	519,043
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	502,360
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,068,853
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,293,908
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,156,734
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,706,761
Scranton GO, 5.00%, 11/15/28 (AG)	1,545,000	1,626,181
Scranton GO, 5.00%, 11/15/29 (AG)	1,875,000	2,003,184
Scranton GO, 5.00%, 11/15/30 (AG)	920,000	998,322
Scranton GO, 5.00%, 11/15/31 (AG)	1,675,000	1,836,117
Scranton GO, 5.00%, 11/15/32 (AG)	1,520,000	1,656,872
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,042,281
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,715,201
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	777,915
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,564,818
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,237,562
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	338,767
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	442,974
		158,554,795
Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,964,748	1,730,672
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	15,000,000	3,738,250
		5,468,922

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AG)	$1,635,000	$1,694,587
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AG)	1,810,000	1,873,570
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AG)	2,000,000	2,064,232
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AG)	5,620,000	5,747,097
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AG)	1,100,000	1,226,887
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AG)	1,000,000	1,103,145
		13,709,518
South Carolina — 1.0%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	275,000	272,939
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	943,211
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,169,047
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,107,071
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,532,235
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,693,967
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,076,915
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	501,697
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	509,506
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	487,899
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	725,617
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.25%, 10/1/45(1)	800,000	804,291
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,500,000
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,123,631
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,051,812
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,995,467
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	215,000	210,879
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	904,066
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	995,000	836,709
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	881,222
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43(5)	1,945,000	1,946,534
		37,274,715
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/40	2,960,000	3,163,780
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/45	3,490,000	3,587,473
		6,751,253
Tennessee — 1.2%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	643,891
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	957,194
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,148,579
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	796,654
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	620,062
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	1,470,000	1,638,373
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,697,499
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,884,156
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	728,321

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	$550,000	$613,611
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	665,686
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	964,583
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,364,466
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AG)	1,310,000	1,450,731
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AG)	4,505,000	4,958,152
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/41	3,225,000	3,574,247
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/42	2,000,000	2,193,734
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	415,241
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	375,391
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	475,503
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	476,121
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	309,391
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	252,613
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	382,412
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	378,978
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	537,162
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	532,737
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	528,592
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(1)	4,335,000	4,252,198
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,962,771
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	6,000,000	6,527,441
		46,306,490
Texas — 13.8%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,496,709
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,048,361
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,152,708
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,046,303
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,044,118
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,406,568
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,833,191
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,435,471
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,919,340
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)	1,380,000	1,537,874
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,092,770
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,363,107
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,391,820
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,217,474
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,123,267
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,133,742
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27(5)	1,280,000	1,310,565
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28(5)	1,000,000	1,043,829
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28(5)	1,000,000	1,045,452
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41(5)	1,000,000	1,097,077
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41(5)	1,400,000	1,543,275
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/42(5)	750,000	817,765
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	12,860,000	13,855,449

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	$1,000,000	$1,090,900
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,970,959
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,113,619
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	506,143
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,659,189
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,021,610
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,786,343
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,844,906
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,092,046
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,101,377
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/40 (PSF-GTD)	5,375,000	5,802,517
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/41 (PSF-GTD)	3,850,000	4,131,458
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	503,674
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	953,348
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	866,954
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	621,994
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	508,650
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,455,290
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	611,769
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	287,093
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,583,076
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,162,770
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,166,754
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,158,379
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,133,483
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,398,338
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,115,890
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,391,088
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,499,440
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,782,325
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,123,822
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,116,208
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,412,567
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,664,724
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,528,784
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	1,500,000	1,574,240
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,333,295
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,168,717
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,563,277
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,946,855
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,162
Denton Independent School District GO, VRN, 4.00%, 8/15/55 (PSF-GTD)	4,000,000	4,230,349
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,337,641
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,267,474
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(4)	2,840,000	1,512,479
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(4)	3,000,000	1,506,559
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(4)	7,400,000	3,505,303
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,613,573
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	3,071,469
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,702,519
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AG)	600,000	677,355
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AG)	800,000	914,100

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	$700,000	$805,724
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	750,000	863,276
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	1,000,000	1,159,826
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	800,000	907,035
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	1,000,000	1,147,798
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AG)	500,000	561,716
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AG)	500,000	557,470
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,543,246
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,558,271
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,528,097
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AG)	255,000	262,130
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AG)	330,000	336,339
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AG)	800,000	815,657
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AG)	1,000,000	997,678
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,737,769
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,312,295
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,456,980
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,856,192
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,058,298
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,339,981
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,241,151
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AG)	800,000	901,671
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AG)	600,000	679,808
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AG)	960,000	1,083,741
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AG)	830,000	922,006
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AG)	525,000	574,023
Garland Water & Sewer System Rev., 5.00%, 3/1/41	1,200,000	1,306,828
Garland Water & Sewer System Rev., 5.00%, 3/1/43	1,475,000	1,569,883
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,157,917
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,399,330
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	783,725
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	622,962
Georgetown Utility System Rev., 5.00%, 8/15/40	1,000,000	1,089,978
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,973,184
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,074,551
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/28	1,000,000	1,002,098
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/29	1,000,000	1,002,098
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,239,355
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	220,000	222,602
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,746,122
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,000,464
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,392,674
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,612,718
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,065,939
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AG)	515,000	558,896
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AG)	285,000	316,057

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AG)	$1,000,000	$1,124,363
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AG)	1,200,000	1,335,162
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AG)	1,250,000	1,382,399
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,358,289
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,031,284
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,281,931
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,042,840
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,210,711
Houston GO, 5.25%, 3/1/39	2,000,000	2,219,839
Houston GO, 5.25%, 3/1/40	1,145,000	1,259,633
Houston GO, 5.25%, 3/1/42	2,750,000	2,985,148
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	443,466
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	949,153
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,053,401
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,128
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,350,192
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,039,808
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,259,888
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,264,062
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	612,852
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,013,614
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,007,661
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,274,423
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)	3,000,000	3,374,090
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	3,635,000	4,015,956
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,808,972
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,068,892
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,815,233
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AG)	700,000	719,434
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AG)	460,000	472,617
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AG)	500,000	508,392
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,032,506
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,032,506
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,032,506
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,670,000	1,724,284
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,614,830
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	500,000	541,063
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	700,000	749,903
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/43	1,000,000	1,063,399
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,346,636
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,032,697
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(4)	14,000,000	8,964,549
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,195,093
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,166,962

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	$1,000,000	$1,149,089
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,396,161
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,000,000	6,000,472
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,551,279
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,057,819
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,118,868
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,080,508
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,501,776
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,537,316
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	813,276
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,736,817
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,239,189
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,360,607
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,477,292
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(4)	850,000	723,569
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(4)	1,100,000	906,180
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,043,808
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,511,508
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,131,933
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,715,557
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,073,555
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	4,500,000	4,503,290
Southeast Regional Management District GO, 4.00%, 4/1/38 (AG)	500,000	501,184
Southeast Regional Management District GO, 4.00%, 4/1/39 (AG)	540,000	538,024
Southeast Regional Management District GO, 4.00%, 4/1/41 (AG)	1,000,000	964,740
Southeast Regional Management District GO, 4.00%, 4/1/43 (AG)	825,000	769,598
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,868,712
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	11,720,000	13,029,261
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,446,052
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)	1,510,000	1,703,168
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)	1,515,000	1,721,487
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)	1,605,000	1,830,864
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,565,041
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,973,693
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	935,000	952,253
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,685,005
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,571,556
Texas Municipal Power Agency Rev., 5.00%, 9/1/39 (BAM)	450,000	496,511
Texas Municipal Power Agency Rev., 5.00%, 9/1/40 (BAM)	800,000	871,669
Texas Municipal Power Agency Rev., 5.25%, 9/1/42 (BAM)	500,000	544,823
Texas Municipal Power Agency Rev., 5.50%, 9/1/44 (BAM)	500,000	546,129
Texas Municipal Power Agency Rev., 5.50%, 9/1/45 (BAM)	500,000	544,333
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,650,507
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	2,290,000	2,360,788
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,100,000	3,124,979
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,247,066
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,192,414
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,368,041
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,505,820
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,472,968

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	$6,000,000	$6,934,490
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,533,742
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	10,000,000	10,207,886
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	5,825,000	5,683,865
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,497,070
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,355,543
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,091,960
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,115,241
Upper Trinity Regional Water District Rev., 5.25%, 8/1/41 (BAM)	700,000	770,713
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	909,537
Upper Trinity Regional Water District Rev., 5.25%, 8/1/42 (BAM)	400,000	435,270
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	725,431
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,255,995
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,580,865
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,952,897
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,102,643
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	517,314
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	638,656
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	597,196
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,160,857
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,154,926
		519,985,067
Utah — 0.6%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	2,065,000	2,219,266
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	2,115,000	2,260,287
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/38 (AG)	2,650,000	2,818,046
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/39 (AG)	2,300,000	2,437,134
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,197,487
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	643,436
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	665,860
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,558,145
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	1,965,000	2,075,335
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	846,476
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,145,376
Utah Transit Authority Rev., 5.00%, 12/15/32	2,000,000	2,306,306
		24,173,154
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AG)	640,000	640,702
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,034,957
		4,675,659
Virginia — 1.0%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,334,463
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,701,590
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	676,287
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	3,770,000	3,660,184
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	485,000	488,500
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,514,795

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Prince William County Service Authority Rev., 5.00%, 7/15/37	$750,000	$872,352
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	576,767
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	441,281
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	447,730
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,033,486
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,348,358
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,263,956
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,912,648
		36,272,397
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,147,395
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,394,559
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,807,451
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,175,520
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,735,952
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,533,252
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,175,185
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,480,650
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,127,559
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,349,145
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,512,318
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,975,810
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,220,201
King County Housing Authority Rev., 5.00%, 7/1/40	1,000,000	1,053,011
King County Housing Authority Rev., 5.375%, 7/1/45	3,460,000	3,646,652
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AG)	550,000	532,429
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,782,211
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,093,816
Seattle Municipal Light & Power Rev., 5.00%, 2/1/41	1,000,000	1,110,259
Seattle Municipal Light & Power Rev., 5.00%, 2/1/42	1,450,000	1,587,935
Seattle Municipal Light & Power Rev., 5.00%, 2/1/43	2,500,000	2,706,078
Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,867,394
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,642,092
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,034,248
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,468,806
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,039,755
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,420,803
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,337,459
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,058,311
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33(5)	7,145,000	7,160,330
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(1)	635,000	696,717
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(1)	670,000	734,801
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(1)	1,000,000	1,097,909
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(1)	1,000,000	1,089,443
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(1)	1,250,000	1,352,016
		118,147,472

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
West Virginia — 0.3%
Ohio County Tax Allocation, 5.25%, 6/1/44	$750,000	$765,631
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/38 (AG)(5)	800,000	872,838
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/39 (AG)(5)	1,550,000	1,677,829
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.25%, 6/1/45 (AG)(5)	1,500,000	1,604,813
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AG)	1,500,000	1,602,443
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AG)	4,000,000	4,276,869
		10,800,423
Wisconsin — 1.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	594,929
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	606,198
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	635,913
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,346,802
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,421,728
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,485,748
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,548,883
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,616,230
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,689,170
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,768,225
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,202,995
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AG)	690,000	722,815
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AG)	740,000	774,195
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AG)	750,000	783,243
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	783,395
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,184,042
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(1)	1,290,000	1,358,560
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(1)	1,610,000	1,702,986
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(1)	1,955,000	2,070,238
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	5,795,000	6,043,262
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(1)	2,145,000	2,181,514
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	925,000	966,977
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AG)	2,540,000	2,649,927
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AG)	2,665,000	2,774,381
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AG)	2,800,000	2,910,143
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	3,500,000	3,652,063
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	468,030
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	380,413
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	425,681
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,043,139
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(6)	25,000	26,224
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	65,000	70,882
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	475,000	485,751
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(6)	20,000	21,376
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(6)	35,000	37,408
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,675,000	1,680,843
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	980,000	866,409
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,215,000	964,009

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	$1,100,000	$892,425
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,854,143
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(1)	1,500,000	1,378,651
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,225,000	1,246,414
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,128,534
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,533,407
		65,978,301
TOTAL MUNICIPAL SECURITIES (Cost $3,678,124,573)		3,733,957,057
EXCHANGE-TRADED FUNDS — 0.5%
iShares National Muni Bond ETF	88,600	9,518,298
VanEck High Yield Muni ETF	178,900	9,141,790
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,123,313)		18,660,088
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,696,247,886)		3,752,617,145
OTHER ASSETS AND LIABILITIES — 0.1%		4,689,423
TOTAL NET ASSETS — 100.0%		$3,757,306,568

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AG-CR	–	Assured Guaranty, Inc. -Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Bond Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $206,696,310, which represented 5.5% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,733,957,057	—
Exchange-Traded Funds	$18,660,088	—	—
	$18,660,088	$3,733,957,057	—

Schedule of Investments - Intermediate-Term Tax-Free Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(259,348)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(3,198)

See Notes to Financial Statements.

Schedule of Investments - Tax-Free Money Market Fund
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
Alabama — 2.6%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.07%, 12/7/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$3,965,000	$3,965,000
Arkansas — 0.4%
Lowell Rev., VRDN, 3.00%, 12/7/25 (LOC: JPMorgan Chase Bank N.A.) (Acquired 5/20/25, Cost $675,000)(2)	675,000	675,000
California — 6.1%
Los Angeles COP, (Kadima Hebrew Academy), VRDN, 3.03%, 12/7/25 (LOC: California Bank & Trust and U.S. Bank N.A.)	830,000	830,000
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 2.84%, 12/7/25 (LOC: FHLB and East West Bank)	1,930,000	1,930,000
San Diego County Rev., 5.00%, 6/30/26	585,000	592,911
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.84%, 12/7/25 (LIQ FAC: Royal Bank of Canada)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 2.87%, 12/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,925,000	1,925,000
University of California, 2.50%, 12/11/25	1,500,000	1,500,000
		9,377,911
Colorado — 1.9%
Colorado State Education Loan Program Rev., 5.00%, 6/30/26	2,500,000	2,536,249
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 2.89%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	345,000	345,000
		2,881,249
District of Columbia — 5.0%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 3.19%, 12/7/25 (LIQ FAC: Deutsche Bank AG)(GA: Deutsche Bank AG)(1)	7,500,000	7,500,000
Metropolitan Washington Airports Authority Aviation Rev., VRDN, 2.85%, 12/1/25 (LOC: TD Bank N.A.)	225,000	225,000
		7,725,000
Florida — 7.7%
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 2.80%, 12/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	1,145,000	1,145,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 3.00%, 12/7/25 (LOC: JPMorgan Chase Bank N.A.)	2,120,000	2,120,000
Hillsborough County, 2.71%, 12/4/25	1,000,000	1,000,000
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 3.00%, 12/1/25 (LOC: TD Bank N.A.)	1,725,000	1,725,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 2.88%, 12/7/25 (LOC: Bank of America N.A.)	700,000	700,000
JEA Water & Sewer System Rev., VRDN, 2.92%, 12/7/25 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.02%, 1/4/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,511,386	2,511,386
Palm Beach County Rev., 5.00%, 12/1/25, Prerefunded at 100% of Par (LOC: U.S. Treasury)(3)	300,000	300,000
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 2.80%, 12/7/25 (LOC: Northern Trust Company)	1,000,000	1,000,000
		12,001,386
Illinois — 10.9%
Illinois Development Finance Authority Rev., (State Ignatius College Prep), VRDN, 2.78%, 12/7/25 (LOC: PNC Bank N.A.)	945,000	945,000
Illinois Educational Facilities Authority Rev., (Adler Planetarium), VRDN, 2.70%, 12/7/25 (LOC: PNC Bank N.A.)	270,000	270,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 2.80%, 12/7/25 (LOC: BMO Bank N.A.)	900,000	900,000
Illinois Finance Authority Rev., (Catherine Cook School), VRDN, 2.80%, 12/7/25 (LOC: Northern Trust Company)	100,000	100,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 2.88%, 12/7/25 (LOC: PNC Bank N.A.)	950,000	950,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 2.88%, 12/7/25 (LOC: Northern Trust Company)	750,000	750,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 2.90%, 12/7/25 (LOC: BMO Bank N.A.)	2,000,000	2,000,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 2.86%, 12/7/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,200,000	1,200,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 2.88%, 12/7/25 (LOC: FHLMC)	$4,155,000	$4,155,000
Illinois Housing Development Authority Rev., VRDN, 2.90%, 12/7/25 (SBBPA: FHLB)	2,295,000	2,295,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 3.05%, 12/7/25 (LOC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
Village of Palatine Rev., (Little City for Community Development), VRDN, 2.84%, 12/7/25 (LOC: FHLB)	2,000,000	2,000,000
		16,965,000
Indiana — 1.7%
Gary Chicago International Airport Authority Rev., (GJC, Inc.), VRDN, 2.83%, 12/7/25 (LOC: BMO Bank N.A.)	1,400,000	1,400,000
Huntington Rev., (Huntington University, Inc.), VRDN, 2.87%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
		2,600,000
Iowa — 2.3%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 2.99%, 12/7/25 (LOC: Farmers State Bank and U.S. Bank N.A.)	3,130,000	3,130,000
Iowa Finance Authority Rev., (Conveyor Eng & Manufacturing Co.), VRDN, 2.79%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	480,000	480,000
		3,610,000
Louisiana — 5.8%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 2.88%, 12/7/25 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRDN, 3.00%, 12/7/25 (LOC: JPMorgan Chase Bank N.A.)	2,410,000	2,410,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 2.85%, 12/7/25 (LIQ FAC: FHLMC)	2,630,000	2,630,000
		8,970,000
Massachusetts — 1.6%
Massachusetts Development Finance Agency , 2.75%, 12/2/25 (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Michigan — 0.7%
Michigan Finance Authority Rev., 5.00%, 8/20/26 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,015,641
Minnesota — 6.9%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 2.84%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	1,150,000	1,150,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 2.90%, 12/7/25	4,150,000	4,150,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 2.82%, 12/7/25 (LIQ FAC: FHLMC)	5,335,000	5,334,977
		10,634,977
Mississippi — 0.5%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.90%, 12/1/25 (GA: Chevron Corp.)	795,000	795,000
Missouri — 1.2%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 2.94%, 12/7/25 (LOC: Carrollton Bank and FHLB)	735,000	735,000
Springfield Industrial Development Authority Rev., (ABEC, Inc.), VRDN, 3.29%, 12/7/25 (LOC: Guaranty Bank and FHLB)	710,000	710,000
Wright City Rev., (MB Realty LLC), VRDN, 2.94%, 12/7/25 (LOC: Bank of America N.A.)	345,000	345,000
		1,790,000
Nebraska — 1.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.89%, 12/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,600,000	1,600,000
Nevada — 0.7%
Nevada Housing Division Rev., (Sonoma Palms LP), VRDN, 2.90%, 12/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	1,090,000	1,090,000
New Mexico — 1.0%
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 2.90%, 12/7/25 (SBBPA: Wells Fargo Bank N.A.)	1,480,000	1,480,000
New York — 7.8%
Arizona Industrial Development Authority Rev., VRDN, 2.93%, 12/7/25 (LOC: PNC Bank N.A.) (LIQ: PNC Bank N.A.)(1)	3,000,000	3,000,000
New York City GO, 5.00%, 8/1/26	815,000	829,126
New York City GO, VRDN, 2.85%, 12/1/25 (LOC: TD Bank N.A.)	460,000	460,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
New York City Housing Development Corp. Rev., (89 Murray Street Associates LLC), VRDN, 2.78%, 12/7/25 (LOC: FNMA)	$700,000	$700,000
New York State Housing Finance Agency Rev., VRDN, 2.75%, 12/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	1,500,000	1,500,000
New York State Housing Finance Agency Rev., VRDN, 2.93%, 12/7/25 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,390,000	1,390,000
Port Authority of New York & New Jersey Rev., 5.00%, 1/15/26	400,000	400,969
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.89%, 12/7/25 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	800,000	800,000
Rib Floater Trust Various States Rev., VRDN, 3.04%, 12/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,055,000	1,055,000
Rib Floater Trust Various States Rev., VRDN, 3.04%, 12/7/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
		12,135,095
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.85%, 12/1/25 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.80%, 12/7/25	3,100,000	3,100,000
		4,600,000
Oklahoma — 0.6%
Mizuho Floater/Residual Trust Rev., VRDN, 3.02%, 1/4/26 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	883,120	883,120
Pennsylvania — 3.5%
Delaware Valley Regional Finance Authority Rev., VRDN, 2.85%, 12/1/25 (LOC: TD Bank N.A.)	250,000	250,000
Fayette County Hospital Authority Rev., (Fayette Regional Health System Obligated Group), VRDN, 2.78%, 12/7/25 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.84%, 12/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
		5,480,000
South Carolina — 5.1%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 2.84%, 12/7/25 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 2.82%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
South Carolina Public Service Authority Rev., VRDN, 2.98%, 12/7/25 (LOC: Bank of America N.A.)	2,095,000	2,095,000
South Carolina State Housing Finance & Development Authority Rev., (Broad River Village LP), VRDN, 2.84%, 12/7/25 (LOC: FHLB)	4,050,000	4,050,000
		7,945,000
Tennessee — 3.1%
Clarksville Public Building Authority Rev., VRDN, 2.98%, 12/7/25 (LOC: Bank of America N.A.)	1,570,000	1,570,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 3.08%, 12/7/25 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Hawkins County Industrial Development Board Rev., (Leggett & Platt, Inc.), VRDN, 3.50%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	1,750,000	1,750,000
		4,820,000
Texas — 8.8%
Board of Regents of the University of Texas System, 2.70%, 2/3/26	1,000,000	1,000,000
Board of Regents of the University of Texas System, 2.70%, 2/18/26	350,000	350,000
Harris County, 2.69%, 12/5/25	1,500,000	1,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRDN, 2.90%, 12/7/25	1,895,000	1,895,000
Harris County Hospital District Rev., VRDN, 2.83%, 12/7/25 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Mission Economic Development Corp. Rev., VRDN, 2.94%, 12/7/25 (LOC: Wells Fargo Bank N.A.)	2,075,000	2,075,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 2.92%, 12/7/25 (LOC: United Fidelity Bank FSB and FHLB)	800,000	800,000
State of Texas GO, VRDN, 2.95%, 12/7/25 (SBBPA: FHLB)	5,000	5,000
State of Texas GO, VRDN, 2.95%, 12/7/25 (SBBPA: FHLB)	870,000	870,000
State of Texas GO, VRDN, 3.16%, 12/7/25 (SBBPA: State Street Bank & Trust Co.)	675,000	675,000

Schedule of Investments - Tax-Free Money Market Fund

	Principal Amount	Value
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 2.87%, 12/7/25 (LOC: FNMA)(LIQ FAC: FNMA)	$715,000	$715,000
Texas A&M University, 2.65%, 2/24/26	1,000,000	1,000,000
Texas Department of Transportation State Highway Fund Rev., 5.00%, 10/1/26	225,000	229,247
		13,614,247
Virginia — 1.5%
Lynchburg Industrial Development Authority Rev., (Aerofin Corp.), VRDN, 2.93%, 12/7/25 (LOC: PNC Bank N.A.) (Acquired 5/27/25, Cost $850,000)(2)	850,000	850,000
Virginia Small Business Financing Authority, 2.75%, 5/7/26	1,500,000	1,500,000
		2,350,000
Washington — 3.4%
Port of Tacoma Rev., VRDN, 2.73%, 12/7/25 (LOC: Bank of America N.A.)	600,000	600,000
State of Washington GO, 5.00%, 2/1/26	1,550,000	1,555,313
Washington State Housing Finance Commission Rev., (Artspace Everett LP), VRDN, 2.81%, 12/7/25 (LIQ FAC: FHLMC)	3,100,000	3,100,000
		5,255,313
West Virginia — 0.6%
West Virginia Hospital Finance Authority Rev., (West Virginia United Health System Obligated Group), VRDN, 2.79%, 12/7/25 (LOC: TD Bank N.A.)	1,000,000	1,000,000
Wisconsin — 3.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.07%, 12/7/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,202,000	4,202,000
Wisconsin Housing & Economic Development Authority Home Ownership Rev., VRDN, 2.95%, 12/7/25 (SBBPA: FHLB)	1,795,000	1,795,000
		5,997,000
TOTAL INVESTMENT SECURITIES — 99.3%		153,755,939
OTHER ASSETS AND LIABILITIES — 0.7%		1,134,652
TOTAL NET ASSETS — 100.0%		$154,890,591

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $35,371,506, which represented 22.8% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,525,000, which represented 1.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

Statements of Assets and Liabilities

NOVEMBER 30, 2025 (UNAUDITED)
	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Assets
Investment securities, at value	$567,676,744	$3,752,617,145
Cash	1,690,596	56,175
Receivable for investments sold	251,624	1,386,400
Receivable for capital shares sold	57,980	438,333
Interest and dividends receivable	9,041,629	50,763,982
	578,718,573	3,805,262,035

Liabilities
Payable for investments purchased	7,353,560	41,750,479
Payable for capital shares redeemed	1,593,735	4,078,749
Accrued management fees	218,297	840,157
Distribution and service fees payable	5,638	6,477
Dividends payable	182,160	1,279,605
	9,353,390	47,955,467

Net Assets	$569,365,183	$3,757,306,568

Net Assets Consist of:
Capital paid in	$650,531,383	$3,879,062,169
Distributable earnings (loss)	(81,166,200)	(121,755,601)
	$569,365,183	$3,757,306,568

Investment securities, at cost	$594,825,582	$3,696,247,886

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
High-Yield Municipal Fund
Investor Class	$224,220,470	25,563,674	$8.77
I Class	$226,834,990	25,863,403	$8.77
Y Class	$97,025,466	11,065,595	$8.77
A Class	$19,320,814	2,203,351	$8.77
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.18
C Class	$1,963,443	223,944	$8.77
Intermediate-Term Tax-Free Bond Fund
Investor Class	$460,029,095	42,498,238	$10.82
I Class	$1,699,766,900	156,974,131	$10.83
Y Class	$1,571,202,111	145,188,785	$10.82
A Class	$24,446,860	2,257,918	$10.83
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$11.34
C Class	$1,861,602	172,048	$10.82
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025 (UNAUDITED)
Tax-Free Money Market Fund
Assets
Investment securities, at value	$153,755,939
Cash	13,603
Receivable for investments sold	565,000
Receivable for capital shares sold	101,022
Interest and dividends receivable	593,830
155,029,394

Liabilities
Payable for capital shares redeemed	71,618
Accrued management fees	61,957
Dividends payable	5,228
138,803

Net Assets	$154,890,591

Net Assets Consist of:
Capital paid in	$154,885,658
Distributable earnings (loss)	4,933
$154,890,591

Investment securities, at cost	$153,755,939

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Tax-Free Money Market Fund
Investor Class	$154,890,591	154,905,489	$1.00

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2025 (UNAUDITED)
	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Investment Income (Loss)
Income:
Interest	$14,379,229	$71,668,722
Dividends	—	378,611
	14,379,229	72,047,333
Expenses:
Management fees	1,345,015	5,027,310
Distribution and service fees:
A Class	30,289	31,322
C Class	10,065	9,644
Trustees' fees and expenses	18,216	117,281
Other expenses	1,216	1,595
	1,404,801	5,187,152
Net investment income (loss)	12,974,428	66,860,181

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(919,518)	(2,265,736)
Futures contract transactions	(51,112)	(259,348)
	(970,630)	(2,525,084)

Change in net unrealized appreciation (depreciation) on:
Investments	17,672,134	110,495,185
Futures contracts	(1,158)	(3,198)
	17,670,976	110,491,987

Net realized and unrealized gain (loss)	16,700,346	107,966,903

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,674,774	$174,827,084

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2025 (UNAUDITED)
Tax-Free Money Market Fund
Investment Income (Loss)
Income:
Interest	$2,151,093

Expenses:
Management fees	390,742
Trustees' fees and expenses	5,163
395,905

Net investment income (loss)	1,755,188
Net realized gain (loss) on investment transactions	4,401
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,759,589

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MAY 31, 2025
	High-Yield Municipal Fund		Intermediate-Term Tax-Free Bond Fund
Increase (Decrease) in Net Assets	November 30, 2025	May 31, 2025	November 30, 2025	May 31, 2025
Operations
Net investment income (loss)	$12,974,428	$26,254,977	$66,860,181	$126,719,576
Net realized gain (loss)	(970,630)	(2,325,050)	(2,525,084)	(15,138,268)
Change in net unrealized appreciation (depreciation)	17,670,976	(11,440,749)	110,491,987	(18,626,529)
Net increase (decrease) in net assets resulting from operations	29,674,774	12,489,178	174,827,084	92,954,779

Distributions to Shareholders
From earnings:
Investor Class	(4,984,016)	(10,039,847)	(7,901,303)	(16,568,935)
I Class	(5,640,629)	(11,933,226)	(30,165,189)	(58,715,149)
Y Class	(1,736,072)	(2,631,454)	(28,014,706)	(50,276,074)
A Class	(506,855)	(1,121,111)	(397,596)	(763,379)
C Class	(34,606)	(71,115)	(23,384)	(53,059)
Decrease in net assets from distributions	(12,902,178)	(25,796,753)	(66,502,178)	(126,376,596)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,093,105)	5,053,244	73,910,229	(42,292,610)

Net increase (decrease) in net assets	(320,509)	(8,254,331)	182,235,135	(75,714,427)

Net Assets
Beginning of period	569,685,692	577,940,023	3,575,071,433	3,650,785,860
End of period	$569,365,183	$569,685,692	$3,757,306,568	$3,575,071,433

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MAY 31, 2025
	Tax-Free Money Market Fund
Increase (Decrease) in Net Assets	November 30, 2025	May 31, 2025
Operations
Net investment income (loss)	$1,755,188	$4,416,291
Net realized gain (loss)	4,401	539
Net increase (decrease) in net assets resulting from operations	1,759,589	4,416,830

Distributions to Shareholders
From earnings:
Investor Class	(1,755,188)	(4,416,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,251,316)	(980,788)

Net increase (decrease) in net assets	(9,246,915)	(980,249)

Net Assets
Beginning of period	164,137,506	165,117,755
End of period	$154,890,591	$164,137,506

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2025 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

High-Yield Municipal Fund	Investor, I, Y, A, C
Intermediate-Term Tax-Free Bond Fund	Investor, I, Y, A, C
Tax-Free Money Market Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

Securities held in Tax-Free Money Market Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for the period ended November 30, 2025 are as follows:

High-Yield Municipal Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Intermediate-Term Tax-Free Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Tax-Free Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1570% to 0.2700%	0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
High-Yield Municipal Fund	$18,480,000	$12,950,000	—
Intermediate-Term Tax-Free Bond Fund	$11,145,000	$29,555,000	—
Tax-Free Money Market Fund	—	$3,150,000	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended November 30, 2025 were as follows:

	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund
Purchases	$166,941,506	$777,267,440
Sales	$183,744,406	$697,112,011

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2025		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
High-Yield Municipal Fund
Investor Class
Sold	2,523,094	$21,717,657	5,624,754	$50,002,112
Issued in reinvestment of distributions	494,276	4,250,108	969,988	8,587,050
Redeemed	(3,988,753)	(34,331,188)	(6,413,930)	(56,758,982)
	(971,383)	(8,363,423)	180,812	1,830,180
I Class
Sold	5,982,971	51,131,224	10,668,225	94,264,312
Issued in reinvestment of distributions	614,368	5,274,976	1,262,858	11,179,662
Redeemed	(11,052,823)	(95,094,797)	(11,772,150)	(103,848,117)
	(4,455,484)	(38,688,597)	158,933	1,595,857
Y Class
Sold	5,519,427	47,841,355	1,302,298	11,547,128
Issued in reinvestment of distributions	201,163	1,736,045	297,349	2,631,343
Redeemed	(1,326,602)	(11,461,533)	(1,277,660)	(11,220,972)
	4,393,988	38,115,867	321,987	2,957,499
A Class
Sold	161,763	1,399,075	425,669	3,789,227
Issued in reinvestment of distributions	50,426	432,623	109,315	967,733
Redeemed	(1,130,958)	(9,792,101)	(644,264)	(5,714,717)
	(918,769)	(7,960,403)	(109,280)	(957,757)
C Class
Sold	60,779	527,587	43,350	388,144
Issued in reinvestment of distributions	3,609	31,012	7,405	65,534
Redeemed	(87,540)	(755,148)	(92,996)	(826,213)
	(23,152)	(196,549)	(42,241)	(372,535)
Net increase (decrease)	(1,974,800)	$(17,093,105)	510,211	$5,053,244

	Six months ended November 30, 2025		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
Intermediate-Term Tax-Free Bond Fund
Investor Class
Sold	1,956,565	$20,842,308	4,638,280	$49,808,892
Issued in reinvestment of distributions	673,826	7,191,121	1,410,479	15,130,419
Redeemed	(4,513,117)	(47,997,997)	(11,019,203)	(117,990,606)
	(1,882,726)	(19,964,568)	(4,970,444)	(53,051,295)
I Class
Sold	21,859,046	232,406,190	56,172,002	599,473,099
Issued in reinvestment of distributions	2,743,874	29,299,883	5,315,922	57,042,368
Redeemed	(23,856,594)	(253,419,826)	(65,177,013)	(695,938,624)
	746,326	8,286,247	(3,689,089)	(39,423,157)
Y Class
Sold	32,427,552	342,726,307	41,013,791	437,967,577
Issued in reinvestment of distributions	1,991,836	21,256,121	3,356,288	35,981,244
Redeemed	(26,029,294)	(276,125,041)	(39,969,989)	(427,308,978)
	8,390,094	87,857,387	4,400,090	46,639,843
A Class
Sold	156,403	1,676,862	826,328	8,857,415
Issued in reinvestment of distributions	36,360	388,018	69,203	742,491
Redeemed	(385,657)	(4,112,542)	(494,061)	(5,275,246)
	(192,894)	(2,047,662)	401,470	4,324,660
C Class
Sold	2,676	28,436	45,140	485,255
Issued in reinvestment of distributions	2,193	23,383	4,945	53,034
Redeemed	(25,667)	(272,994)	(123,006)	(1,320,950)
	(20,798)	(221,175)	(72,921)	(782,661)
Net increase (decrease)	7,040,002	$73,910,229	(3,930,894)	$(42,292,610)

	Six months ended November 30, 2025		Year ended May 31, 2025
	Shares	Amount	Shares	Amount
Tax-Free Money Market Fund
Investor Class
Sold	49,905,996	$49,905,996	114,365,777	$114,365,777
Issued in reinvestment of distributions	1,711,916	1,711,916	4,326,509	4,326,509
Redeemed	(60,869,228)	(60,869,228)	(119,673,074)	(119,673,074)
Net increase (decrease)	(9,251,316)	$(9,251,316)	(980,788)	$(980,788)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
High-Yield Municipal Fund	$27,520,266	$7,449,117
Intermediate-Term Tax-Free Bond Fund	$179,952,560	$45,374,031

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	High-Yield Municipal Fund	Intermediate-Term Tax-Free Bond Fund	Tax-Free Money Market Fund
Federal tax cost of investments	$594,825,582	$3,696,996,543	$153,755,939
Gross tax appreciation of investments	$12,098,765	$88,389,099	$—
Gross tax depreciation of investments	(39,247,603)	(32,768,497)	—
Net tax appreciation (depreciation) of investments	$(27,148,838)	$55,620,602	$—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
High-Yield Municipal Fund	$(26,695,422)	$(26,403,516)
Intermediate-Term Tax-Free Bond Fund	$(74,374,318)	$(100,546,191)

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Municipal Fund
Investor Class
2025(3)	$8.52	0.19	0.25	0.44	(0.19)	—	(0.19)	$8.77	5.25%	0.60%	0.60%	4.45%	4.45%	29%	$224,220
2025	$8.71	0.38	(0.19)	0.19	(0.38)	—	(0.38)	$8.52	2.05%	0.59%	0.59%	4.31%	4.31%	47%	$225,998
2024	$8.63	0.37	0.08	0.45	(0.37)	—	(0.37)	$8.71	5.30%	0.60%	0.60%	4.32%	4.32%	37%	$229,456
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
I Class
2025(3)	$8.52	0.20	0.25	0.45	(0.20)	—	(0.20)	$8.77	5.36%	0.40%	0.40%	4.65%	4.65%	29%	$226,835
2025	$8.71	0.40	(0.20)	0.20	(0.39)	—	(0.39)	$8.52	2.25%	0.39%	0.39%	4.51%	4.51%	47%	$258,198
2024	$8.63	0.40	0.06	0.46	(0.38)	—	(0.38)	$8.71	5.51%	0.40%	0.40%	4.52%	4.52%	37%	$262,572
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
Y Class
2025(3)	$8.51	0.20	0.26	0.46	(0.20)	—	(0.20)	$8.77	5.50%	0.37%	0.37%	4.68%	4.68%	29%	$97,025
2025	$8.70	0.40	(0.19)	0.21	(0.40)	—	(0.40)	$8.51	2.16%	0.36%	0.36%	4.54%	4.54%	47%	$56,799
2024	$8.62	0.39	0.07	0.46	(0.38)	—	(0.38)	$8.70	5.66%	0.37%	0.37%	4.55%	4.55%	37%	$55,261
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
A Class
2025(3)	$8.52	0.18	0.25	0.43	(0.18)	—	(0.18)	$8.77	5.12%	0.85%	0.85%	4.20%	4.20%	29%	$19,321
2025	$8.71	0.36	(0.20)	0.16	(0.35)	—	(0.35)	$8.52	1.80%	0.84%	0.84%	4.06%	4.06%	47%	$26,587
2024	$8.63	0.35	0.07	0.42	(0.34)	—	(0.34)	$8.71	5.03%	0.85%	0.85%	4.07%	4.07%	37%	$28,132
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Municipal Fund
C Class
2025(3)	$8.51	0.15	0.26	0.41	(0.15)	—	(0.15)	$8.77	4.85%	1.60%	1.60%	3.45%	3.45%	29%	$1,963
2025	$8.70	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$8.51	0.92%	1.59%	1.59%	3.31%	3.31%	47%	$2,104
2024	$8.63	0.29	0.06	0.35	(0.28)	—	(0.28)	$8.70	4.25%	1.60%	1.60%	3.32%	3.32%	37%	$2,518
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Intermediate-Term Tax-Free Bond Fund
Investor Class
2025(3)	$10.51	0.18	0.31	0.49	(0.18)	$10.82	4.73%	0.46%	3.44%	19%	$460,029
2025	$10.61	0.35	(0.10)	0.25	(0.35)	$10.51	2.27%	0.46%	3.29%	45%	$466,565
2024	$10.66	0.34	(0.05)	0.29	(0.34)	$10.61	2.81%	0.47%	3.15%	46%	$523,750
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
I Class
2025(3)	$10.52	0.19	0.31	0.50	(0.19)	$10.83	4.84%	0.26%	3.64%	19%	$1,699,767
2025	$10.62	0.37	(0.10)	0.27	(0.37)	$10.52	2.57%	0.26%	3.49%	45%	$1,642,929
2024	$10.66	0.36	(0.04)	0.32	(0.36)	$10.62	3.02%	0.27%	3.35%	46%	$1,697,701
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
Y Class
2025(3)	$10.51	0.20	0.31	0.51	(0.20)	$10.82	4.85%	0.23%	3.67%	19%	$1,571,202
2025	$10.61	0.38	(0.10)	0.28	(0.38)	$10.51	2.60%	0.23%	3.52%	45%	$1,437,780
2024	$10.66	0.36	(0.05)	0.31	(0.36)	$10.61	2.95%	0.24%	3.38%	46%	$1,404,762
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
A Class
2025(3)	$10.52	0.17	0.31	0.48	(0.17)	$10.83	4.60%	0.71%	3.19%	19%	$24,447
2025	$10.61	0.33	(0.09)	0.24	(0.33)	$10.52	2.11%	0.71%	3.04%	45%	$25,771
2024	$10.66	0.31	(0.05)	0.26	(0.31)	$10.61	2.56%	0.72%	2.90%	46%	$21,754
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Intermediate-Term Tax-Free Bond Fund
C Class
2025(3)	$10.51	0.13	0.31	0.44	(0.13)	$10.82	4.21%	1.46%	2.44%	19%	$1,862
2025	$10.61	0.25	(0.10)	0.15	(0.25)	$10.51	1.35%	1.46%	2.29%	45%	$2,027
2024	$10.65	0.23	(0.04)	0.19	(0.23)	$10.61	1.79%	1.47%	2.15%	46%	$2,819
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Tax-Free Money Market Fund
Investor Class
2025(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.10%	0.49%	0.49%	2.19%	2.19%	$154,891
2025	$1.00	0.03	—(3)	0.03	(0.03)	$1.00	2.78%	0.49%	0.49%	2.75%	2.75%	$164,138
2024	$1.00	0.03	—(3)	0.03	(0.03)	$1.00	3.22%	0.50%	0.50%	3.18%	3.18%	$165,118
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Funds’ management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Funds.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

High-Yield Municipal Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

Intermediate-Term Tax-Free Bond Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

Tax-Free Money Market Fund - The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2601

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 27, 2026